Supplement to the
Strategic Advisers® Fidelity® U.S. Total Stock Fund
July 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section under "Sub-Adviser - FIAM".
Small-Mid Cap Growth: 0.30% on all assets.
Small-Mid Cap Opportunities: 0.30% on all assets.

TSF-SSTK-0926-104-1.9899413.104	September 24, 2026

Supplement to the
Strategic Advisers® U.S. Total Stock Fund
July 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section under "Sub-Adviser - FIAM".
Small-Mid Cap Growth: 0.30% on all assets.
Small-Mid Cap Opportunities: 0.30% on all assets.

STS-SSTK-0926-102-1.9918826.102	September 24, 2026